Accounting information and policies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounting information and policies
1. Accounting information and policies
Basis of consolidation
Group companies included in the consolidated financial statements for 2021 are PLC and all subsidiary undertakings, which are those entities controlled by PLC. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.
The net assets and results of acquired businesses are included in the consolidated financial statements from their respective dates of acquisition, being the date on which the Group obtains control.
The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.
Intra-group transactions and balances are eliminated.
On 29 November 2020, the Unilever Group underwent a reorganisation so that there were no longer two parent companies, Unilever N.V. ('NV')
and Unilever PLC ('PLC'), but one parent company PLC. This reorganisation is referred to as 'Unification' in the Group consolidated financial statements.
Prior to 29 November 2020, the Group operated with two parent companies, NV and PLC, who together with the group companies operated as a single economic entity.
Company legislation and accounting standards
The consolidated financial statements have been prepared in accordance with international financial reporting standards (IFRS) as issued by the International Accounting Standards Board (IASB), and UK-adopted international accounting standards.
These financial statements are prepared under the historical cost convention unless otherwise indicated.
These financial statements have been prepared on a going concern basis. The Group has considerable financial resources together with established business relationships with many customers and suppliers in countries throughout the world. As a consequence, the Group is well placed to manage its business risks successfully for at least twelve months from the date of approval of the financial statements.
Accounting policies
The accounting policies adopted are the same as those which were applied for the previous financial year except as set out below under the heading ‘Recent accounting developments’.
Accounting policies are included in the relevant notes to the consolidated financial statements. These are presented as text highlighted in grey on pages 118 to 166. The accounting policies below are applied throughout the financial statements.
Foreign currencies
The consolidated financial statements are presented in euros. The functional currency of PLC is pound sterling. Items included in the financial statements of individual group companies are recorded in their respective functional currency which is the currency of the primary economic environment in which each entity operates.
Foreign currency transactions in individual group companies are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at year-end exchange rates, are recognised in the income statement except when deferred in equity as qualifying hedges.
In preparing the consolidated financial statements, the balances in individual group companies are translated from their functional currency into euros. Apart from the financial statements of group companies in hyperinflationary economies (see below), the income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at year-end exchange rates.
The financial statements of group companies whose functional currency is the currency of a hyperinflationary economy are adjusted for inflation and then translated into euros using the balance sheet exchange rate. Amounts shown for prior years for comparative purposes are not modified. To determine the existence of hyperinflation, the Group assesses the qualitative and quantitative characteristics of the economic environment of the country, such as the cumulative inflation rate over the previous three years.
The ordinary share capital of PLC is translated to euro using the historical rate at the date the shares were issued (see note 15B on page 146).
The effect of exchange rate changes during the year on net assets of foreign operations is recorded in equity. For this purpose, net assets include loans between group companies and any related foreign exchange contracts where settlement is neither planned nor likely to occur in the foreseeable future.
The Group applies hedge accounting to certain exchange differences arising between the functional currencies of a foreign operation and the functional currency of the parent entity, regardless of whether the net investment is held directly or through an intermediate parent. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in equity to the extent that the hedge is effective. These differences are reported within profit or loss to the extent that the hedge is ineffective.
Cumulative exchange differences arising since the date of transition to IFRS of 1 January 2004 are reported as a separate component of other reserves. In the event of disposal or part disposal of an interest in a group company either through sale or as a result of a repayment of capital, the cumulative exchange difference is recognised in the income statement as part of the profit or loss on disposal of group companies.
Hyperinflationary economies
The Argentinian economy was designated as hyperinflationary from 1 July 2018. As a result, application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has been applied to all Unilever entities whose functional currency is the Argentinian Peso. The application of IAS 29 includes:
▪Adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date;
▪Adjustment of the income statement for inflation during the reporting period;
▪The income statement is translated at the period-end foreign exchange rate instead of an average rate; and
▪Adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.
The main effects of the Group consolidated financial statements for 2021 are:
▪Total assets are increased by €106 million.
▪Turnover is increased by €124 million.
▪Operating profit is reduced by €2 million.
▪A net monetary loss of €74 million is recognised.
Climate change
In preparing these consolidated financial statements we have considered the impact of both physical and transition climate change risks on the current valuation of our assets and liabilities. We do not believe that there is a material impact on the financial reporting judgements and estimates arising from our considerations and as a result the valuations of our assets or liabilities have not been significantly impacted by these risks as at 31 December 2021. In concluding, we specifically considered the impact of climate change on the growth rates and projected cash flows as part of our goodwill impairment testing (see note 9). As government policies evolve as a result of commitments to limit global warming to 1.5°C, we will continue to monitor implications on the valuations of our assets and liabilities that could arise in future years.
Critical accounting estimates and judgements
The preparation of financial statements requires management to make estimates and judgements in the application of accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. Revisions to accounting estimates are recognised in the period in which the estimate is revised and in any future period affected.
The following estimates are those that management believe have the most significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are:
▪Measurement of defined benefit obligations – the valuations of the Group’s defined benefit pension plan obligations are dependent on a number of assumptions. These include discount rates, inflation and life expectancy of scheme members. Details of these assumptions and sensitivities are in note 4B.
The following judgements are those that management believe have the most significant effect on the amounts recognised in the Group’s financial statements:
▪Separate presentation of items in the income statement – certain items of income or expense are presented separately as non-underlying items. These are excluded in several of our performance measures, including underlying operating profit and underlying earnings per share due to their nature and/or frequency of occurrence. See note 3 for further details.
•Disclosure of ekaterra assets and liabilities – following the announcement to dispose of part of our Tea business ('ekaterra'), management has assessed whether this would meet the criteria for presentation as a discontinued operation. As the contribution of ekaterra to the overall Group is approximately 4% of Group turnover and 3% of total assets, management has concluded that it does not represent a separate major line of business, nor separate component of the Group and so should not be presented as a discontinued operation. ekaterra assets and liabilities have been presented in the financial statements as held for sale – see note 22.
▪Utilisation of tax losses and recognition of other deferred tax assets – the Group operates in many countries and is subject to taxes in numerous jurisdictions. Management uses judgement to assess the recoverability of tax assets such as whether there will be sufficient future taxable profits to utilise losses – see note 6B.
▪Likelihood of occurrence of provisions and contingent liabilities – events can occur where there is uncertainty over future obligations. Judgement is required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognised and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed. Unilever does not have provisions and contingent liabilities for the same matters. External advice is obtained for any material cases. See notes 6A, 19 and 20.
▪Recognition of pension surplus – where there is an accounting surplus on a defined benefit plan, management uses judgement to determine whether the Group can realise the surplus through refunds, reductions in future combinations or a combination of both.

Recent accounting developments adopted by the Group
The Group applied for the first-time amendments to the following standards from 1 January 2021.

Applicable standard	Key requirements	Impact on Group
Interest Rate Benchmark Reform (Phase 2) Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	The amendments are applicable when an existing interest rate benchmark is replaced by another interest rate benchmark. The amendments provide a practical expedient that modifications to asset and liability values as a direct consequence of the interest rate benchmark reform and made on an economically equivalent basis (i.e. where the basis for determining contractual cash flows is the same), can be accounted for by only updating the effective interest rate.	We do not have significant financial instruments that refer to an interest rate benchmark so these amendments have not had a material impact on Unilever.
Additionally, hedge accounting is not discontinued solely because of the replacement of another interest rate benchmark. Hedging relationships (and related documentation) must instead be amended to reflect modifications to the hedged item, hedging instrument and hedged risk.
All other standards or amendments to standards that have been issued by the IASB and were effective by 1 January 2021 were not applicable or material to Unilever.
New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
IFRS 17 ‘Insurance Contracts’ has been released but is not yet adopted by the Group. The standard is effective from the year ended 31 December 2023 and introduces a new model for accounting for insurance contracts. We have reviewed existing arrangements and concluded that IFRS 17 is not expected to be material for Unilever.
All other new standards or amendments that are not yet effective that have been issued by the IASB are not applicable or material to Unilever.